Derivative Instruments and Hedging Activities (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

The following tables provide information on gains or losses recognized in AOCI / (AOCL) for the cash flow hedges for the periods indicated:

	Interest Rate Hedges for the Years Ended December 31,
	2023	2022	2021
	$ in thousands (net of tax)
Beginning accumulated derivative gain / (loss) in AOCI / (AOCL)	$22,269	$(29,407)	$(43,420)

Net gains associated with current period hedging transactions	1,594	46,245	10,393
Net losses reclassified to interest expense	5,431	5,431	3,620
Ending accumulated derivative gain / (loss) in AOCI / (AOCL)	$29,294	$22,269	$(29,407)

Loss expected to be reclassified to earnings in the next twelve months	$(5,375)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	9

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The following table summarizes the fair value, balance sheet classification and hedging designation of IPALCO’s derivative instruments (in thousands):

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2023	2022
FTRs	Not a Cash Flow Hedge	Derivative assets, current	$1,388	$7,545
Interest rate hedges	Cash Flow Hedge	Derivative assets, current	$14,294	$—
Interest rate hedges	Cash Flow Hedge	Derivative assets, non-current	$—	$12,172

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The following table summarizes the fair value, balance sheet classification and hedging designation of AES Indiana’s derivative instruments (in thousands):

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2023	2022
FTRs	Not a Cash Flow Hedge	Prepayments and other current assets	$1,388	$7,545